Argent Mid Cap ETF
Schedule of Investments
August 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 99.3%
Apparel Retail - 1.2%
7,845	Victoria’s Secret & Co. (a)	$262,337

Application Software - 5.0%
2,491	Aspen Technology, Inc. (a)	524,605
1,383	Fair Isaac Corp. (a)	621,520
		1,146,125
Asset Management & Custody Banks - 1.9%
16,383	Victory Capital Holdings, Inc.	438,737

Automotive Retail - 1.9%
1,629	Lithia Motors, Inc.	432,402

Building Products - 8.0%
4,514	Advanced Drainage Systems, Inc.	612,550
13,764	Builders FirstSource, Inc. (a)	806,708
8,441	Masco Corp.	429,394
		1,848,652
Communications Equipment - 2.7%
12,159	Ciena Corp. (a)	616,948

Consumer Finance - 3.1%
11,916	Ally Financial, Inc.	395,611
9,220	OneMain Holdings, Inc.	322,055
		717,666
Diversified Chemicals - 2.1%
17,160	Huntsman Corp.	480,823

Diversified Support Services - 6.6%
2,629	Cintas Corp.	1,069,582
3,833	Copart, Inc. (a)	458,618
		1,528,200
Electrical Components & Equipment - 3.9%
3,726	AMETEK, Inc.	447,716
5,434	Atkore, Inc. (a)	458,684
		906,400
Electronic Equipment & Instruments - 2.9%
2,207	Zebra Technologies Corp. (a)	665,719

Health Care Facilities - 2.3%
2,634	HCA Healthcare, Inc.	521,190

Health Care Services - 1.1%
2,100	Amedisys, Inc. (a)	248,745

Home Furnishings - 1.8%
16,879	Tempur Sealy International, Inc.	422,144

Argent Mid Cap ETF
Schedule of Investments (Continued)
August 31, 2022 (Unaudited)

Shares		Value
Homebuilding - 5.0%
167	NVR, Inc. (a)	$691,390
2,481	TopBuild Corp. (a)	455,908
		1,147,298
Investment Banking & Brokerage - 6.7%
6,346	Houlihan Lokey, Inc.	498,161
4,742	LPL Financial Holdings, Inc.	1,049,547
		1,547,708
IT Consulting & Other Services - 2.0%
1,600	Gartner, Inc. (a)	456,512

Life Sciences Tools & Services - 8.0%
4,732	Agilent Technologies, Inc.	606,879
15,466	Avantor, Inc. (a)	385,258
2,002	Charles River Laboratories International, Inc. (a)	410,910
2,931	Medpace Holdings, Inc. (a)	432,645
		1,835,692
Managed Health Care - 2.5%
1,733	Molina Healthcare, Inc. (a)	584,662

Oil & Gas Exploration & Production - 4.5%
13,767	Antero Resources Corp. (a)	551,781
19,062	Marathon Oil Corp.	487,797
		1,039,578
Oil & Gas Storage & Transportation - 2.5%
3,631	Cheniere Energy, Inc.	581,614

Property & Casualty Insurance - 3.8%
3,740	American Financial Group, Inc.	477,523
10,367	Fidelity National Financial, Inc.	405,350
		882,873
Research & Consulting Services - 2.4%
5,820	Booz Allen Hamilton Holding Corp.	556,974

Semiconductor Equipment - 2.3%
5,487	Entegris, Inc.	520,606

Semiconductors - 2.0%
9,951	Marvell Technology, Inc.	465,906

Specialty Stores - 3.2%
7,839	Bath & Body Works, Inc.	292,630
30,057	Petco Health & Wellness Co., Inc. (a)	448,450
		741,080
Systems Software - 2.7%
12,865	Fortinet, Inc. (a)	626,397

Argent Mid Cap ETF
Schedule of Investments (Continued)
August 31, 2022 (Unaudited)

Shares		Value
Technology Distributors - 4.3%
5,792	CDW Corp.	$988,694

Trading Companies & Distributors - 2.9%
2,316	United Rentals, Inc. (a)	676,365

	TOTAL COMMON STOCKS (Cost $21,097,132)	22,888,047

MONEY MARKET FUNDS - 0.7%
157,557	First American Government Obligations Fund - Class X, 2.04% (b)	157,557
	TOTAL MONEY MARKET FUNDS (Cost $157,557)	157,557

	TOTAL INVESTMENTS (Cost $21,254,689) - 100.0%	23,045,604
	Other Liabilities in Excess of Assets - (0.0%) (c)	(2,393)
	TOTAL NET ASSETS - 100.0%	$23,043,211

Percentages are stated as a percent of net assets.

(a)	Non-Income producing security.

(b)	Rate shown is the 7-day effective yield.

(c)	Represents less than 0.05% of net assets.

Argent Mid Cap ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of August 31, 2022, the Fund did not hold any securities valued by an investment committee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Argent Mid Cap ETF

The following is a summary of the fair value classification of the Fund’s investments as of August 31, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Argent Mid Cap ETF
Assets*
Common Stocks	$22,888,047	$-	$-	$22,888,047
Money Market Funds	157,557	-	-	157,557
Total Investments in Securities	$23,045,604	$-	$-	$23,045,604

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended August 31, 2022, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.